Employee benefits (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Summary of Employee Costs
a) Employee costs includes

	Year ended March 31,
	2020		2021		2022
Salaries and bonus	₹	315,036	₹	318,043	₹	429,837
Employee benefits plans		10,273		11,431		16,074
Share-based compensation *		1,262		2,897		4,164

	₹	326,571	₹	332,371	₹	450,075

*	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.
The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2020		2021		2022
Cost of revenues	₹	279,356	₹	282,983	₹	382,446
Selling and marketing expenses		30,763		31,236		41,339
General and administrative expenses		16,452		18,152		26,290

	₹	326,571	₹	332,371	₹	450,075

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income
Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2020		2021		2022
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income—loss/(gain)	₹	76	₹	(578)	₹	(30)
Actuarial loss/(gain) arising from financial assumptions		749		423		(625)
Actuarial loss/(gain) arising from demographic assumptions		227		155		(667)
Actuarial loss/(gain) arising from experience adjustments		194		(334)		920

	₹	1,246	₹	(334)	₹	(402)

Summary of Defined Benefit Plans	Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2020		2021		2022
Current service cost	₹	1,782	₹	2,085	₹	2,674
Net interest on net defined benefit liability/(asset)		63		131		64

Net charge to statement of income	₹	1,845	₹	2,216	₹	2,738

Actual return on plan assets	₹	513	₹	1,127	₹	715

Summary of Change in Present Value of Defined Obligation and Plan Assets
Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2021		2022
Defined benefit obligation at the beginning of the year	₹	13,465	₹	15,475
Acquisitions (Refer to Note 7 and 35)		7		3,123
Current service cost		2,085		2,674
Interest on obligation		681		749
Benefits paid		(1,069)		(2,731)
Remeasurement loss/(gain)
Actuarial loss/(gain) arising from financial assumptions		423		(625)
Actuarial loss/(gain) arising from demographic assumptions		155		(667)
Actuarial loss/(gain) arising from experience adjustments		(334)		920
Translation adjustment		62		(25)

Defined benefit obligation at the end of the year	₹	15,475	₹	18,893

Change in plan assets is summarized below:

	As at March 31,
	2021		2022
Fair value of plan assets at the beginning of the year	₹	10,535	₹	13,637
Acquisitions		—		1,636
Expected return on plan assets		550		685
Employer contributions		1,993		2,213
Benefits paid		(76)		(452)
Remeasurement (loss)/gain
Return on plan assets excluding interest income—(loss)/gain		578		30
Translation adjustment		57		(48)

Fair value of plan assets at the end of the year	₹	13,637	₹	17,701

Present value of unfunded obligation	₹	(1,838)	₹	(1,192)

Recognized asset/(liability)	₹	(1,838)	₹	(1,192)

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2021	2022
Discount rate	4.69%	4.54%
Expected return on plan assets	4.69%	4.54%
Expected rate of salary increase	6.57%	6.12%
Duration of defined benefit obligations	9 years	8 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments
The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2023	₹	1,454

Estimated benefit payments from the fund for the year ending March 31:
2023	₹	2,935
2024		2,052
2025		1,970
2026		1,907
2027		1,920
Thereafter		15,001

Total	₹	25,785

Summary of Fund and Plan Assets of Provident Fund
The details of fund and plan assets are given below:

	As at March 31,
	2021		2022
Fair value of plan assets	₹	71,196	₹	76,573
Present value of defined benefit obligation		(71,196)		(76,573)

Net shortfall	₹	—	₹	—

Provident fund [member]
Statement [LineItems]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans
The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2021	2022
Discount rate for the term of the obligation	5.80%	5.85%
Average remaining tenure of investment portfolio	6 years	6 years
Guaranteed rate of return	8.50%	8.10%